CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Revenues	$ 2,820,722	$ 2,761,386	$ 2,858,498
Operating Costs and Expenses:
Cost of sales	769,729	742,283	816,015
Restaurant labor	891,910	886,559	926,474
Restaurant expenses	649,830	655,060	660,922
Depreciation and amortization	125,054	128,447	135,832
General and administrative	143,388	132,834	136,270
Other gains and charges	8,974	10,783	28,485
Total operating costs and expenses	2,588,885	2,555,966	2,703,998
Operating income	231,837	205,420	154,500
Interest expense	26,800	28,311	28,515
Other, net	(3,772)	(6,220)	(6,001)
Income before provision for income taxes	208,809	183,329	131,986
Provision for income taxes	57,577	42,269	28,264
Income from continuing operations	151,232	141,060	103,722
Income from discontinued operations, net of taxes	0	0	33,982	[1]
Net income	$ 151,232	$ 141,060	$ 137,704
Basic net income per share:
Income from continuing operations	$ 1.93	$ 1.55	$ 1.02
Income from discontinued operations	$ 0.00	$ 0.00	$ 0.33
Net income per share	$ 1.93	$ 1.55	$ 1.35
Diluted net income per share:
Income from continuing operations	$ 1.87	$ 1.53	$ 1.01
Income from discontinued operations	$ 0.00	$ 0.00	$ 0.33
Net income per share	$ 1.87	$ 1.53	$ 1.34
Basic weighted average shares outstanding	78,559	90,807	102,287
Diluted weighted average shares outstanding	80,664	92,320	103,044
Dividends per share	$ 0.64	$ 0.56	$ 0.47

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million.